Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (32,546)	$ (28,954)	$ (28,954)	$ (26,894)
Transfer of defined benefit plan	291	420	1,116	421
Total other comprehensive loss	(1,907)	421	339	(924)
Ending balance	(33,995)	(31,446)	(32,546)	(28,954)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,420)	(3,875)	(3,875)	(3,372)
Transfer of defined benefit plan
Other comprehensive income (loss) before reclassifications	(1,388)	841	1,455	(503)
Reclassifications to statements of earnings
Total other comprehensive loss	(1,388)	841	1,455	(503)
Ending balance	(3,808)	(3,034)	(2,420)	(3,875)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,470	3,586	3,586	4,007
Transfer of defined benefit plan	(228)
Other comprehensive income (loss) before reclassifications	(242)	(344)	(469)	592
Reclassifications to statements of earnings	(49)	(76)	(647)	(1,013)
Total other comprehensive loss	(519)	(420)	(1,116)	(421)
Ending balance	1,951	3,166	2,470	3,586
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	50	(289)	(289)	635
Transfer of defined benefit plan	(228)
Other comprehensive income (loss) before reclassifications	(1,630)	497	986	89
Reclassifications to statements of earnings	(49)	(76)	(647)	(1,013)
Total other comprehensive loss	(1,907)	421	339	(924)
Ending balance	$ (1,857)	$ 132	$ 50	$ (289)